Income From Reinsurance Ceded - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure Of Income From Reinsurance Ceded [abstract]
Decrease in income from reinsurance	€ (549)